OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS

($ millions)	2024	2023
Deferred consideration receivable	10.8	—
Investment tax credits	7.2	7.2
Other	0.1	0.2
Other long-term assets	18.1	7.4
At December 31, 2024, deferred consideration receivable relates to deferred consideration from capital dispositions. See Note 8 - "Capital Acquisitions and Dispositions" for additional information.